Revision (Details) - Schedule of Previously Reported Consolidated Financial Statements - USD ($)	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
As previously reported [Member]
Schedule of Previously Reported Consolidated Financial Statements [Line Items]
Total current assets	$ 14,458,447
TOTAL ASSETS	16,962,644
Retained earnings	10,214,692	$ 8,006,540	$ 5,717,382
Total shareholders’ equity	10,919,013	9,439,260	6,320,545
Adjustment [Member]
Schedule of Previously Reported Consolidated Financial Statements [Line Items]
Total current assets	(427,746)
TOTAL ASSETS	(427,746)
Retained earnings	(427,746)	(427,746)	(427,746)
Total shareholders’ equity	(427,746)	(427,746)	(427,746)
As revised [Member]
Schedule of Previously Reported Consolidated Financial Statements [Line Items]
Total current assets	14,030,701
TOTAL ASSETS	16,534,898
Retained earnings	9,786,946	7,578,794	5,289,636
Total shareholders’ equity	$ 10,491,267	$ 9,011,514	$ 5,892,799